Property, plant and equipment - Right-of-use assets (Leases) (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Property, plant and equipment
Right-of-use assets
Beginning balance	$ 1,563
Additions and contract modifications	78
Depreciation	(81)
Translation adjustment	11
Ending balance	1,571
Ports
Right-of-use assets
Beginning balance	718
Depreciation	(23)
Translation adjustment	4
Ending balance	699
Vessels
Right-of-use assets
Beginning balance	534
Depreciation	(20)
Ending balance	514
Pellets plants
Right-of-use assets
Beginning balance	131
Additions and contract modifications	37
Depreciation	(18)
Translation adjustment	6
Ending balance	156
Properties
Right-of-use assets
Beginning balance	112
Additions and contract modifications	3
Depreciation	(13)
Translation adjustment	1
Ending balance	103
Energy plants
Right-of-use assets
Beginning balance	56
Depreciation	(3)
Ending balance	53
Mining equipment and locomotives (i)
Right-of-use assets
Beginning balance	12
Additions and contract modifications	38
Depreciation	(4)
Ending balance	46
Nacala Logistics Corridor
Right-of-use assets
Additions and contract modifications	$ 33